American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2021

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 66.2%
Equity Growth Fund Investor Class	538,287	19,292,192
Focused Dynamic Growth Fund Investor Class	402,417	23,138,954
Focused Large Cap Value Fund Investor Class	4,364,514	53,116,141
Growth Fund Investor Class	611,142	30,917,662
Heritage Fund Investor Class	1,184,110	32,349,885
Mid Cap Value Fund Investor Class	1,585,111	31,353,497
Small Cap Growth Fund Investor Class	505,312	13,279,589
Small Cap Value Fund Investor Class	1,181,037	13,298,476
Sustainable Equity Fund Investor Class	912,139	38,993,958
		255,740,354
International Equity Funds — 33.8%
Emerging Markets Fund Investor Class	1,816,962	27,272,599
International Growth Fund Investor Class	2,264,146	36,022,559
Non-U.S. Intrinsic Value Fund Investor Class	2,262,361	22,985,585
NT Global Real Estate Fund Investor Class	998,601	12,142,993
NT International Small-Mid Cap Fund Investor Class	1,308,891	19,122,904
NT International Value Fund Investor Class	1,248,791	13,037,373
		130,584,013
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $242,403,850)		386,324,367
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$386,324,367

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$13,311	$4,932	$944	$1,993	$19,292	538	$(3)	$1,927
Focused Dynamic Growth Fund	19,497	744	1,754	4,652	23,139	402	978	133
Focused Large Cap Value Fund(3)	33,723	11,875	1,883	9,401	53,116	4,365	104	771
Growth Fund	33,374	2,178	6,428	1,794	30,918	611	4,731	1,108
Heritage Fund	27,276	5,001	3,342	3,415	32,350	1,184	1,166	3,718
Mid Cap Value Fund	23,179	1,820	1,679	8,033	31,353	1,585	137	408
Small Cap Growth Fund	8,688	4,517	1,941	2,016	13,280	505	536	920
Small Cap Value Fund	8,089	2,710	2,688	5,187	13,298	1,181	211	25
Sustainable Equity Fund	31,746	785	1,896	8,359	38,994	912	231	143
Emerging Markets Fund	27,085	1,147	4,929	3,969	27,272	1,817	2,093	161
International Growth Fund	29,485	3,971	2,003	4,570	36,023	2,264	852	1,366
Non-U.S. Intrinsic Value Fund	17,200	1,053	825	5,558	22,986	2,262	(67)	275
NT Global Real Estate Fund	9,061	4,510	3,404	1,976	12,143	999	333	91
NT International Small-Mid Cap Fund	16,241	591	1,740	4,031	19,123	1,309	331	560
NT International Value Fund	9,711	1,643	869	2,552	13,037	1,249	(54)	201
	$307,666	$47,477	$36,325	$67,506	$386,324	21,183	$11,579	$11,807
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.